Transactions With Affiliates - Equipment Purchase and Sale Table (details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction Line Items
Partners' capital adjustment	$ 3,065	$ (314)	$ 1,840
Affiliated Entity Member | Sales [Member]
Related Party Transaction Line Items
Net carrying value	393	316	2,576
Cash received for equipment	760	382	2,805
Partners' capital adjustment	367	66	229
Affiliated Entity Member | Purchases [Member]
Related Party Transaction Line Items
Net carrying value	8,009	1,998	429
Cash paid for equipment	24,705	3,837	361
Partners' capital adjustment	$ 16,696	$ 1,839	$ (68)